Equipment Financing (Details) - Schedule of future payments under the equipment financing agreements	3 Months Ended
Oct. 31, 2022 USD ($)
Schedule Of Future Payments Under The Equipment Financing Agreements Abstract
2023	$ 22,950 [1]
2024	30,600
2025	30,600
2026	2,550
Total future payments:	86,700
Present value of net minimum equipment financing payments	81,019
Less current maturities	27,297
Long-term equipment financing obligation	53,722
Amortization of ROU assets	27,388
Interest on lease liabilities	3,304
Operating cashflow from equipment financing:	3,304
Financing cashflow from equipment financing:	$ 27,388
Weighted-average remaining lease term - equipment financing:	2 years 9 months 18 days
Weighted-average discount rate	5.00%

[1]	remaining 9 Months